Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 3,778		$ 3,762		$ 4,062		$ 3,897		$ 3,822		$ 3,665		$ 3,882		$ 3,682		$ 15,499		$ 15,051		$ 14,070
Operating expenses:
Cost of sales	3,004		3,041		3,262		3,164		3,095		3,012		3,139		3,028		12,471		12,274		11,566
Selling, general and administrative																	1,036		916		875
Amortization																	94		97		76
Restructuring																	140		137		163
Total operating expenses																	13,741		13,424		12,680
Operating income	464		392		462		440		406		376		464		381		1,758	[1]	1,627	[2]	1,390	[3]
Interest expense																	(135)		(143)		(136)
Other (expense) income, net																	(8)		(18)		5
Income from continuing operations before income taxes and equity income																	1,615		1,466		1,259
Income tax expense																	(255)		(240)		(174)
Income from continuing operations before equity income																	1,360		1,226		1,085
Equity income, net of tax																	20		15		10
Income from continuing operations	362		313		379		326		309		283		367		282		1,380		1,241		1,095
Income from discontinued operations, net of tax	6		12		27		15		12		10		22		16		60		60		65
Net income	368	[4]	325	[4]	406	[4]	341	[4]	321	[5]	293	[5]	389	[5]	298	[5]	1,440	[4]	1,301	[5]	1,160
Net income attributable to noncontrolling interest																	89		89		83
Net income attributable to Delphi	344		305		382		320		298		271		367		276		1,351		1,212		1,077
Amounts attributable to Delphi:
Income from continuing operations																	1,309		1,170		1,027
Income from discontinued operations attributable to Delphi																	42		42		50
Net income attributable to Delphi	$ 344		$ 305		$ 382		$ 320		$ 298		$ 271		$ 367		$ 276		$ 1,351		$ 1,212		$ 1,077
Basic net income per share:
Income from continuing operations, per basic share	$ 1.16	[6]	$ 1.00	[6]	$ 1.19	[6]	$ 1.02	[6]	$ 0.94	[6]	$ 0.86	[6]	$ 1.13	[6]	$ 0.84	[6]	$ 4.36	[6]	$ 3.76	[6]	$ 3.19
Income from discontinued operations, per basic share	$ 0.01	[6]	$ 0.02	[6]	$ 0.07	[6]	$ 0.03	[6]	$ 0.03	[6]	$ 0.02	[6]	$ 0.05	[6]	$ 0.04	[6]	$ 0.14	[6]	$ 0.14	[6]	$ 0.15
Basic net income per share attributable to Delphi	$ 1.17	[6]	$ 1.02	[6]	$ 1.26	[6]	$ 1.05	[6]	$ 0.97	[6]	$ 0.88	[6]	$ 1.18	[6]	$ 0.88	[6]	$ 4.50	[6]	$ 3.90	[6]	$ 3.34
Weighted average number of basic shares outstanding (shares)	294.11		298.59		302.68		305.85		307.08		309.68		311.93		314.68		300.27		310.82		322.94
Diluted net income per share:
Income from continuing operations, per diluted share	$ 1.15	[6]	$ 1.00	[6]	$ 1.19	[6]	$ 1.01	[6]	$ 0.94	[6]	$ 0.85	[6]	$ 1.12	[6]	$ 0.84	[6]	$ 4.34	[6]	$ 3.75	[6]	$ 3.18
Income from discontinued operations, per diluted share	$ 0.01	[6]	$ 0.02	[6]	$ 0.07	[6]	$ 0.03	[6]	$ 0.03	[6]	$ 0.02	[6]	$ 0.05	[6]	$ 0.04	[6]	$ 0.14	[6]	$ 0.14	[6]	$ 0.15
Diluted net income per share attributable to Delphi	$ 1.16	[6]	$ 1.02	[6]	$ 1.26	[6]	$ 1.04	[6]	$ 0.97	[6]	$ 0.87	[6]	$ 1.17	[6]	$ 0.88	[6]	$ 4.48	[6]	$ 3.89	[6]	$ 3.33
Weighted average number of diluted shares outstanding (shares)	296.93		300.14		303.74		306.89		308.64		310.62		312.69		315.36		301.89		311.80		323.29
Cash dividends declared per share (USD per share)	$ 0.25		$ 0.25		$ 0.25		$ 0.25		$ 0.17		$ 0.17				$ 0.17		$ 1		$ 0.68		$ 0

[1]	Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.
[2]	Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .
[3]	Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.
[4]	In the first quarter of 2014, Delphi recognized a loss on extinguishment of debt of $34 million.
[5]	In the first quarter of 2013, Delphi recognized a loss on debt extinguishment of $39 million
[6]	Due to the use of the weighted average shares outstanding for each quarter for computing earnings per share, the sum of the quarterly per share amounts may not equal the per share amount for the year.